Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, plant and equipment [Abstract]
Property, plant and equipment

(in thousands)	Land, buildings and constructions EUR	Machinery and equipment EUR	Leasehold improvements EUR	Furniture, fixtures and other equipment EUR	Total EUR

Cost
Balance, January 1, 2011	526,855	609,253	185,635	316,244	1,637,987
Additions	213,513	355,358	20,918	29,314	619,103
Disposals	-	(212,286)	(216)	(1,619)	(214,121)
Effect of changes in exchange rates	1,773	11,698	323	1,040	14,834

Balance, December 31, 2011	742,141	764,023	206,660	344,979	2,057,803
Additions	106,234	248,429	8,883	22,749	386,295
Disposals	(347)	(317,022)	(300)	(30,894)	(348,563)
Effect of changes in exchange rates	(995)	(4,671)	(391)	(59)	(6,116)

Balance, December 31, 2012	847,033	690,759	214,852	336,775	2,089,419

Accumulated depreciation and impairment
Balance, January 1, 2011	127,509	358,026	129,741	277,380	892,656
Depreciation	27,362	99,968	13,128	17,575	158,033
Impairment charges	-	3,508	2,789	5,975	12,272
Disposals	-	(64,417)	(41)	(988)	(65,446)
Effect of changes in exchange rates	1,006	4,715	158	799	6,678

Balance, December 31, 2011	155,877	401,800	145,775	300,741	1,004,193
Depreciation	31,598	110,571	13,416	23,668	179,253
Impairment charges	649	906	-	1,679	3,234
Disposals	(347)	(92,205)	(248)	(30,575)	(123,375)
Effect of changes in exchange rates	(505)	(3,090)	(165)	(49)	(3,809)

Balance, December 31, 2012	187,272	417,982	158,778	295,464	1,059,496

Carrying amount
December 31, 2011	586,264	362,223	60,885	44,238	1,053,610
December 31, 2012	659,761	272,777	56,074	41,311	1,029,923